Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Intangible assets not subject to amortization:
Cryptocurrencies	96	96
Intangible assets subject to amortization:
Trademarks	149	136
Patents	2,281	2,281
License agreements	12,132	11,195
Other intangibles	6,933	6,393
Total intangible assets gross	21,591	20,101
Accumulated amortization for:
Trademarks	(149)	(136)
Patents	(2,281)	(2,281)
License agreements	(12,132)	(11,193)
Other intangibles	(6,933)	(6,393)
Total accumulated amortization	(21,495)	(20,003)
Total intangible assets subject to amortization, net	-	2
Total intangible assets, net	96	98
Amortization charge from continuing operations for the year	1	69